Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	112,641	2,478,102
Verizon Communications, Inc.	66,093	2,968,237
		5,446,339
Entertainment 1.2%
Electronic Arts, Inc.	3,757	538,904
Live Nation Entertainment, Inc.*	2,437	266,827
Netflix, Inc.*	6,733	4,775,515
Take-Two Interactive Software, Inc.*	2,517	386,888
Walt Disney Co.	28,444	2,736,029
Warner Bros Discovery, Inc.*	34,612	285,549
		8,989,712
Interactive Media & Services 6.2%
Alphabet, Inc. "A"	91,924	15,245,595
Alphabet, Inc. "C"	75,357	12,598,937
Match Group, Inc.*	4,173	157,906
Meta Platforms, Inc. "A"	34,279	19,622,671
		47,625,109
Media 0.5%
Charter Communications, Inc. "A"*	1,520	492,601
Comcast Corp. "A"	60,595	2,531,053
Fox Corp. "A"	3,599	152,346
Fox Corp. "B"	2,032	78,842
Interpublic Group of Companies, Inc.	6,016	190,286
News Corp. "A"	5,948	158,395
News Corp. "B"	1,647	46,034
Omnicom Group, Inc.	3,075	317,924
Paramount Global "B"	9,224	97,959
		4,065,440
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	7,687	1,586,289
Consumer Discretionary 10.0%
Automobile Components 0.0%
Aptiv PLC*	4,148	298,697
BorgWarner, Inc.	3,469	125,890
		424,587
Automobiles 1.7%
Ford Motor Co.	61,609	650,591
General Motors Co.	17,626	790,350
Tesla, Inc.*	43,530	11,388,754
		12,829,695

Broadline Retail 3.6%
Amazon.com, Inc.*	146,550	27,306,661
eBay, Inc.	7,652	498,222
		27,804,883
Distributors 0.1%
Genuine Parts Co.	2,186	305,341
LKQ Corp.	4,032	160,957
Pool Corp.	611	230,225
		696,523
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. "A"*	6,951	881,456
Booking Holdings, Inc.	526	2,215,575
Caesars Entertainment, Inc.*	3,467	144,713
Carnival Corp.*	15,887	293,592
Chipotle Mexican Grill, Inc.*	21,444	1,235,603
Darden Restaurants, Inc.	1,863	305,774
Domino's Pizza, Inc.	548	235,717
Expedia Group, Inc.*	2,007	297,076
Hilton Worldwide Holdings, Inc.	3,863	890,421
Las Vegas Sands Corp.	5,495	276,618
Marriott International, Inc. "A"	3,661	910,125
McDonald's Corp.	11,253	3,426,651
MGM Resorts International*	3,587	140,216
Norwegian Cruise Line Holdings Ltd.*	6,910	141,724
Royal Caribbean Cruises Ltd.	3,705	657,119
Starbucks Corp.	17,748	1,730,253
Wynn Resorts Ltd.	1,442	138,259
Yum! Brands, Inc.	4,458	622,827
		14,543,719
Household Durables 0.4%
D.R. Horton, Inc.	4,595	876,588
Garmin Ltd.	2,425	426,873
Lennar Corp. "A"	3,765	705,862
Mohawk Industries, Inc.*	825	132,561
NVR, Inc.*	49	480,778
PulteGroup, Inc.	3,232	463,889
		3,086,551
Leisure Products 0.0%
Hasbro, Inc.	2,024	146,376
Specialty Retail 1.9%
AutoZone, Inc.*	267	841,061
Best Buy Co., Inc.	3,104	320,643
CarMax, Inc.*	2,437	188,575
Home Depot, Inc.	15,549	6,300,455
Lowe's Companies, Inc.	8,932	2,419,232
O'Reilly Automotive, Inc.*	908	1,045,653
Ross Stores, Inc.	5,188	780,846
TJX Companies, Inc.	17,696	2,079,988
Tractor Supply Co.	1,717	499,527
Ulta Beauty, Inc.*	753	293,007
		14,768,987
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	2,419	385,710
Lululemon Athletica, Inc.*	1,809	490,872
NIKE, Inc. "B"	18,836	1,665,102

Ralph Lauren Corp.	622	120,587
Tapestry, Inc.	3,752	176,269
		2,838,540
Consumer Staples 5.9%
Beverages 1.3%
Brown-Forman Corp. "B"	2,870	141,204
Coca-Cola Co.	60,857	4,373,184
Constellation Brands, Inc. "A"	2,448	630,825
Keurig Dr Pepper, Inc.	16,588	621,718
Molson Coors Beverage Co. "B"	2,875	165,370
Monster Beverage Corp.*	11,015	574,653
PepsiCo, Inc.	21,549	3,664,407
		10,171,361
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	6,955	6,165,747
Dollar General Corp.	3,512	297,010
Dollar Tree, Inc.*	3,250	228,540
Kroger Co.	10,418	596,951
Sysco Corp.	7,688	600,125
Target Corp.	7,275	1,133,882
Walgreens Boots Alliance, Inc.	10,830	97,037
Walmart, Inc.	68,174	5,505,050
		14,624,342
Food Products 0.7%
Archer-Daniels-Midland Co.	7,484	447,094
Bunge Global SA	2,203	212,898
Campbell Soup Co.	3,031	148,277
Conagra Brands, Inc.	7,619	247,770
General Mills, Inc.	8,717	643,750
Hormel Foods Corp.	4,579	145,154
Kellanova	4,213	340,031
Kraft Heinz Co.	13,819	485,185
Lamb Weston Holdings, Inc.	2,255	145,989
McCormick & Co., Inc.	3,943	324,509
Mondelez International, Inc. "A"	20,934	1,542,208
The Hershey Co.	2,345	449,724
The J.M. Smucker Co.	1,651	199,936
Tyson Foods, Inc. "A"	4,448	264,923
		5,597,448
Household Products 1.2%
Church & Dwight Co., Inc.	3,847	402,858
Clorox Co.	1,952	318,000
Colgate-Palmolive Co.	12,828	1,331,675
Kimberly-Clark Corp.	5,304	754,653
Procter & Gamble Co.	36,940	6,398,008
		9,205,194
Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	3,679	366,759
Kenvue, Inc.	30,252	699,729
		1,066,488
Tobacco 0.6%
Altria Group, Inc.	26,830	1,369,403
Philip Morris International, Inc.	24,398	2,961,918
		4,331,321

Energy 3.3%
Energy Equipment & Services 0.2%
Baker Hughes Co.	15,578	563,145
Halliburton Co.	13,974	405,945
Schlumberger NV	22,132	928,437
		1,897,527
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	5,774	141,232
Chevron Corp.	26,688	3,930,342
ConocoPhillips	18,152	1,911,042
Coterra Energy, Inc.	11,754	281,508
Devon Energy Corp.	9,788	382,907
Diamondback Energy, Inc.	2,940	506,856
EOG Resources, Inc.	8,861	1,089,283
EQT Corp.	9,517	348,703
Exxon Mobil Corp.	69,730	8,173,751
Hess Corp.	4,358	591,816
Kinder Morgan, Inc.	30,228	667,736
Marathon Oil Corp.	9,012	239,990
Marathon Petroleum Corp.	5,251	855,440
Occidental Petroleum Corp.	10,679	550,396
ONEOK, Inc.	9,130	832,017
Phillips 66	6,561	862,443
Targa Resources Corp.	3,415	505,454
Valero Energy Corp.	5,024	678,391
Williams Companies, Inc.	18,963	865,661
		23,414,968
Financials 12.9%
Banks 3.1%
Bank of America Corp.	105,898	4,202,033
Citigroup, Inc.	29,838	1,867,859
Citizens Financial Group, Inc.	6,893	283,095
Fifth Third Bancorp.	10,754	460,701
Huntington Bancshares, Inc.	22,511	330,912
JPMorgan Chase & Co.	44,646	9,414,055
KeyCorp.	14,377	240,815
M&T Bank Corp.	2,625	467,565
PNC Financial Services Group, Inc.	6,267	1,158,455
Regions Financial Corp.	14,290	333,386
Truist Financial Corp.	21,114	903,046
U.S. Bancorp.	24,403	1,115,949
Wells Fargo & Co.	53,392	3,016,114
		23,793,985
Capital Markets 3.0%
Ameriprise Financial, Inc.	1,538	722,568
Bank of New York Mellon Corp.	11,550	829,983
BlackRock, Inc.	2,182	2,071,831
Blackstone, Inc.	11,272	1,726,081
Cboe Global Markets, Inc.	1,642	336,397
Charles Schwab Corp.	23,521	1,524,396
CME Group, Inc.	5,669	1,250,865
FactSet Research Systems, Inc.	599	275,450
Franklin Resources, Inc.	4,884	98,413
Intercontinental Exchange, Inc.	8,988	1,443,832

Invesco Ltd.	6,718	117,968
KKR & Co., Inc.	10,574	1,380,753
MarketAxess Holdings, Inc.	605	155,001
Moody's Corp.	2,470	1,172,237
Morgan Stanley	19,526	2,035,390
MSCI, Inc.	1,245	725,748
Nasdaq, Inc.	6,472	472,521
Northern Trust Corp.	3,234	291,157
Raymond James Financial, Inc.	2,929	358,685
S&P Global, Inc.	5,015	2,590,849
State Street Corp.	4,657	412,005
T. Rowe Price Group, Inc.	3,516	382,998
The Goldman Sachs Group, Inc.	4,953	2,452,280
		22,827,408
Consumer Finance 0.5%
American Express Co.	8,803	2,387,374
Capital One Financial Corp.	6,043	904,818
Discover Financial Services	3,924	550,498
Synchrony Financial	6,303	314,394
		4,157,084
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	28,746	13,230,634
Corpay, Inc.*	1,083	338,719
Fidelity National Information Services, Inc.	8,540	715,225
Fiserv, Inc.*	9,017	1,619,904
Global Payments, Inc.	3,998	409,475
Jack Henry & Associates, Inc.	1,121	197,901
Mastercard, Inc. "A"	12,944	6,391,747
PayPal Holdings, Inc.*	16,023	1,250,275
Visa, Inc. "A"	26,211	7,206,715
		31,360,595
Insurance 2.2%
Aflac, Inc.	7,932	886,797
Allstate Corp.	4,178	792,358
American International Group, Inc.	10,108	740,209
Aon PLC "A"	3,424	1,184,670
Arch Capital Group Ltd.*	5,836	652,932
Arthur J. Gallagher & Co.	3,415	960,878
Assurant, Inc.	816	162,270
Brown & Brown, Inc.	3,664	379,590
Chubb Ltd.	5,903	1,702,366
Cincinnati Financial Corp.	2,404	327,232
Erie Indemnity Co. "A"	391	211,070
Everest Group Ltd.	685	268,403
Globe Life, Inc.	1,346	142,555
Hartford Financial Services Group, Inc.	4,588	539,595
Loews Corp.	2,900	229,245
Marsh & McLennan Companies, Inc.	7,730	1,724,486
MetLife, Inc.	9,278	765,249
Principal Financial Group, Inc.	3,383	290,600
Progressive Corp.	9,195	2,333,323
Prudential Financial, Inc.	5,557	672,953
Travelers Companies, Inc.	3,581	838,384
W.R. Berkley Corp.	4,716	267,539
Willis Towers Watson PLC	1,586	467,124
		16,539,828

Health Care 11.6%
Biotechnology 1.9%
AbbVie, Inc.	27,715	5,473,158
Amgen, Inc.	8,432	2,716,875
Biogen, Inc.*	2,254	436,915
Gilead Sciences, Inc.	19,520	1,636,557
Incyte Corp.*	2,570	169,877
Moderna, Inc.*	5,347	357,340
Regeneron Pharmaceuticals, Inc.*	1,664	1,749,263
Vertex Pharmaceuticals, Inc.*	4,046	1,881,714
		14,421,699
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	27,293	3,111,675
Align Technology, Inc.*	1,102	280,261
Baxter International, Inc.	8,025	304,709
Becton Dickinson & Co.	4,523	1,090,495
Boston Scientific Corp.*	23,185	1,942,903
Cooper Companies, Inc.*	3,115	343,709
Dexcom, Inc.*	6,239	418,262
Edwards Lifesciences Corp.*	9,441	623,012
GE HealthCare Technologies, Inc.	7,165	672,435
Hologic, Inc.*	3,598	293,093
IDEXX Laboratories, Inc.*	1,306	659,817
Insulet Corp.*	1,087	252,999
Intuitive Surgical, Inc.*	5,558	2,730,479
Medtronic PLC	20,107	1,810,233
ResMed, Inc.	2,297	560,744
Solventum Corp.*	2,130	148,504
STERIS PLC	1,564	379,333
Stryker Corp.	5,373	1,941,050
Teleflex, Inc.	766	189,447
Zimmer Biomet Holdings, Inc.	3,255	351,377
		18,104,537
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	3,787	418,539
Cencora, Inc.	2,743	617,394
Centene Corp.*	8,231	619,630
Cigna Group	4,385	1,519,139
CVS Health Corp.	19,738	1,241,125
DaVita, Inc.*	724	118,685
Elevance Health, Inc.	3,636	1,890,720
HCA Healthcare, Inc.	2,915	1,184,744
Henry Schein, Inc.*	1,932	140,843
Humana, Inc.	1,883	596,421
Labcorp Holdings, Inc.	1,298	290,077
McKesson Corp.	2,042	1,009,606
Molina Healthcare, Inc.*	936	322,508
Quest Diagnostics, Inc.	1,751	271,843
UnitedHealth Group, Inc.	14,489	8,471,429
Universal Health Services, Inc. "B"	946	216,644
		18,929,347
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	4,605	683,750
Bio-Techne Corp.	2,476	197,907
Charles River Laboratories International, Inc.*	808	159,152
Danaher Corp.	10,079	2,802,164

IQVIA Holdings, Inc.*	2,710	642,189
Mettler-Toledo International, Inc.*	332	497,900
Revvity, Inc.	1,913	244,386
Thermo Fisher Scientific, Inc.	5,990	3,705,234
Waters Corp.*	939	337,937
West Pharmaceutical Services, Inc.	1,153	346,084
		9,616,703
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	31,904	1,650,713
Catalent, Inc.*	2,960	179,287
Eli Lilly & Co.	12,377	10,965,280
Johnson & Johnson	37,787	6,123,761
Merck & Co., Inc.	39,766	4,515,827
Pfizer, Inc.	88,863	2,571,695
Viatris, Inc.	18,351	213,055
Zoetis, Inc.	7,099	1,387,003
		27,606,621
Industrials 8.5%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.*	1,126	449,950
Boeing Co.*	9,205	1,399,528
General Dynamics Corp.	4,041	1,221,190
General Electric Co.	17,015	3,208,689
Howmet Aerospace, Inc.	6,390	640,597
Huntington Ingalls Industries, Inc.	608	160,743
L3Harris Technologies, Inc.	2,977	708,139
Lockheed Martin Corp.	3,332	1,947,754
Northrop Grumman Corp.	2,156	1,138,519
RTX Corp.	20,862	2,527,640
Textron, Inc.	2,963	262,463
TransDigm Group, Inc.	881	1,257,301
		14,922,513
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,901	209,813
Expeditors International of Washington, Inc.	2,223	292,102
FedEx Corp.	3,536	967,732
United Parcel Service, Inc. "B"	11,472	1,564,093
		3,033,740
Building Products 0.6%
A.O. Smith Corp.	1,864	167,443
Allegion PLC	1,369	199,518
Builders FirstSource, Inc.*	1,821	353,019
Carrier Global Corp.	13,153	1,058,685
Johnson Controls International PLC	10,457	811,568
Masco Corp.	3,416	286,739
Trane Technologies PLC	3,536	1,374,549
		4,251,521
Commercial Services & Supplies 0.6%
Cintas Corp.	5,363	1,104,135
Copart, Inc.*	13,825	724,430
Republic Services, Inc.	3,217	646,102
Rollins, Inc.	4,453	225,233
Veralto Corp.	3,858	431,556
Waste Management, Inc.	5,744	1,192,454
		4,323,910

Construction & Engineering 0.1%
Quanta Services, Inc.	2,324	692,901
Electrical Equipment 0.8%
AMETEK, Inc.	3,673	630,691
Eaton Corp. PLC	6,237	2,067,191
Emerson Electric Co.	8,957	979,627
GE Vernova, Inc.*	4,340	1,106,613
Generac Holdings, Inc.*	946	150,301
Hubbell, Inc.	856	366,668
Rockwell Automation, Inc.	1,770	475,174
		5,776,265
Ground Transportation 1.0%
CSX Corp.	30,326	1,047,157
J.B. Hunt Transport Services, Inc.	1,271	219,032
Norfolk Southern Corp.	3,539	879,442
Old Dominion Freight Line, Inc.	2,949	585,789
Uber Technologies, Inc.*	32,970	2,478,025
Union Pacific Corp.	9,555	2,355,116
		7,564,561
Industrial Conglomerates 0.4%
3M Co.	8,617	1,177,944
Honeywell International, Inc.	10,213	2,111,129
		3,289,073
Machinery 1.7%
Caterpillar, Inc.	7,605	2,974,468
Cummins, Inc.	2,166	701,329
Deere & Co.	4,018	1,676,832
Dover Corp.	2,181	418,185
Fortive Corp.	5,407	426,774
IDEX Corp.	1,183	253,753
Illinois Tool Works, Inc.	4,257	1,115,632
Ingersoll Rand, Inc.	6,273	615,758
Nordson Corp.	831	218,246
Otis Worldwide Corp.	6,275	652,223
PACCAR, Inc.	8,215	810,656
Parker-Hannifin Corp.	2,025	1,279,435
Pentair PLC	2,619	256,112
Snap-on, Inc.	828	239,880
Stanley Black & Decker, Inc.	2,431	267,726
Westinghouse Air Brake Technologies Corp.	2,780	505,321
Xylem, Inc.	3,831	517,300
		12,929,630
Passenger Airlines 0.1%
Delta Air Lines, Inc.	10,007	508,256
Southwest Airlines Co.	9,545	282,818
United Airlines Holdings, Inc.*	5,133	292,889
		1,083,963
Professional Services 0.6%
Amentum Holdings, Inc.*	1,980	63,855
Automatic Data Processing, Inc.	6,397	1,770,242
Broadridge Financial Solutions, Inc.	1,823	391,999
Dayforce, Inc.*	2,547	156,004
Equifax, Inc.	1,962	576,553
Jacobs Solutions, Inc.	1,980	259,182
Leidos Holdings, Inc.	2,147	349,961

Paychex, Inc.	5,064	679,538
Paycom Software, Inc.	770	128,259
Verisk Analytics, Inc.	2,227	596,747
		4,972,340
Trading Companies & Distributors 0.3%
Fastenal Co.	8,995	642,423
United Rentals, Inc.	1,046	846,978
W.W. Grainger, Inc.	694	720,934
		2,210,335
Information Technology 31.5%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,042	1,551,401
Cisco Systems, Inc.	63,269	3,367,176
F5, Inc.*	912	200,823
Juniper Networks, Inc.	4,988	194,432
Motorola Solutions, Inc.	2,618	1,177,131
		6,490,963
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	18,961	1,235,499
CDW Corp.	2,128	481,566
Corning, Inc.	12,183	550,062
Jabil, Inc.	1,773	212,459
Keysight Technologies, Inc.*	2,742	435,786
TE Connectivity PLC	4,727	713,730
Teledyne Technologies, Inc.*	736	322,118
Trimble, Inc.*	3,803	236,128
Zebra Technologies Corp. "A"*	814	301,441
		4,488,789
IT Services 1.2%
Accenture PLC "A"	9,827	3,473,648
Akamai Technologies, Inc.*	2,357	237,939
Cognizant Technology Solutions Corp. "A"	7,850	605,863
EPAM Systems, Inc.*	911	181,316
Gartner, Inc.*	1,202	609,125
GoDaddy, Inc. "A"*	2,191	343,505
International Business Machines Corp.	14,460	3,196,817
VeriSign, Inc.*	1,307	248,278
		8,896,491
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.*	25,388	4,165,663
Analog Devices, Inc.	7,776	1,789,802
Applied Materials, Inc.	12,989	2,624,427
Broadcom, Inc.	73,039	12,599,228
Enphase Energy, Inc.*	2,146	242,541
First Solar, Inc.*	1,671	416,814
Intel Corp.	67,033	1,572,594
KLA Corp.	2,106	1,630,907
Lam Research Corp.	2,044	1,668,068
Microchip Technology, Inc.	8,404	674,757
Micron Technology, Inc.	17,441	1,808,806
Monolithic Power Systems, Inc.	764	706,318
NVIDIA Corp.	386,002	46,876,083
NXP Semiconductors NV	3,996	959,080
ON Semiconductor Corp.*	6,677	484,817
Qorvo, Inc.*	1,521	157,119

QUALCOMM, Inc.	17,479	2,972,304
Skyworks Solutions, Inc.	2,484	245,345
Teradyne, Inc.	2,559	342,727
Texas Instruments, Inc.	14,330	2,960,148
		84,897,548
Software 10.3%
Adobe, Inc.*	6,956	3,601,678
ANSYS, Inc.*	1,354	431,425
Autodesk, Inc.*	3,364	926,715
Cadence Design Systems, Inc.*	4,276	1,158,924
Crowdstrike Holdings, Inc. "A"*	3,638	1,020,350
Fair Isaac Corp.*	383	744,368
Fortinet, Inc.*	9,906	768,210
Gen Digital, Inc.	8,649	237,242
Intuit, Inc.	4,382	2,721,222
Microsoft Corp.	116,642	50,191,053
Oracle Corp.	25,083	4,274,143
Palantir Technologies, Inc. "A"*	31,583	1,174,888
Palo Alto Networks, Inc.*	5,093	1,740,787
PTC, Inc.*	1,856	335,305
Roper Technologies, Inc.	1,683	936,488
Salesforce, Inc.	15,200	4,160,392
ServiceNow, Inc.*	3,236	2,894,246
Synopsys, Inc.*	2,417	1,223,945
Tyler Technologies, Inc.*	671	391,676
		78,933,057
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	238,577	55,588,441
Dell Technologies, Inc. "C"	4,510	534,615
Hewlett Packard Enterprise Co.	20,271	414,745
HP, Inc.	15,334	550,030
NetApp, Inc.	3,233	399,308
Seagate Technology Holdings PLC	3,277	358,930
Super Micro Computer, Inc.*	797	331,871
Western Digital Corp.*	5,108	348,825
		58,526,765
Materials 2.2%
Chemicals 1.5%
Air Products & Chemicals, Inc.	3,470	1,033,158
Albemarle Corp.	1,924	182,222
Celanese Corp.	1,684	228,957
CF Industries Holdings, Inc.	2,827	242,557
Corteva, Inc.	10,843	637,460
Dow, Inc.	10,950	598,198
DuPont de Nemours, Inc.	6,550	583,670
Eastman Chemical Co.	1,798	201,286
Ecolab, Inc.	3,996	1,020,299
FMC Corp.	1,903	125,484
International Flavors & Fragrances, Inc.	3,989	418,566
Linde PLC	7,544	3,597,432
LyondellBasell Industries NV "A"	4,117	394,820
PPG Industries, Inc.	3,714	491,956
Sherwin-Williams Co.	3,641	1,389,660
The Mosaic Co.	4,733	126,750
		11,272,475

Construction Materials 0.1%
Martin Marietta Materials, Inc.	965	519,411
Vulcan Materials Co.	2,069	518,140
		1,037,551
Containers & Packaging 0.2%
Amcor PLC	22,756	257,826
Avery Dennison Corp.	1,252	276,392
Ball Corp.	4,747	322,369
International Paper Co.	5,406	264,083
Packaging Corp. of America	1,401	301,775
Smurfit WestRock PLC	7,703	380,682
		1,803,127
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	22,495	1,122,950
Newmont Corp.	17,975	960,764
Nucor Corp.	3,709	557,611
Steel Dynamics, Inc.	2,252	283,932
		2,925,257
Real Estate 2.3%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,402	285,238
Healthpeak Properties, Inc.	11,027	252,187
Ventas, Inc.	6,550	420,051
Welltower, Inc.	9,052	1,158,928
		2,116,404
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	10,813	190,309
Industrial REITs 0.2%
Prologis, Inc.	14,557	1,838,258
Office REITs 0.0%
BXP, Inc.	2,371	190,771
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,707	585,927
CoStar Group, Inc.*	6,406	483,269
		1,069,196
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,244	505,461
Camden Property Trust	1,675	206,913
Equity Residential	5,432	404,467
Essex Property Trust, Inc.	1,008	297,783
Invitation Homes, Inc.	9,045	318,926
Mid-America Apartment Communities, Inc.	1,811	287,768
UDR, Inc.	4,674	211,919
		2,233,237
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	141,873
Kimco Realty Corp.	10,695	248,338
Realty Income Corp.	13,626	864,161
Regency Centers Corp.	2,649	191,337
Simon Property Group, Inc.	4,777	807,409
		2,253,118

Specialized REITs 1.1%
American Tower Corp.	7,348	1,708,851
Crown Castle, Inc.	6,799	806,565
Digital Realty Trust, Inc.	4,813	778,888
Equinix, Inc.	1,491	1,323,456
Extra Space Storage, Inc.	3,308	596,069
Iron Mountain, Inc.	4,573	543,410
Public Storage	2,452	892,209
SBA Communications Corp.	1,686	405,820
VICI Properties, Inc.	16,604	553,079
Weyerhaeuser Co.	11,414	386,478
		7,994,825
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	4,031	244,641
American Electric Power Co., Inc.	8,346	856,299
Constellation Energy Corp.	4,900	1,274,098
Duke Energy Corp.	12,119	1,397,321
Edison International	6,065	528,201
Entergy Corp.	3,366	442,999
Evergy, Inc.	3,509	217,593
Eversource Energy	5,642	383,938
Exelon Corp.	15,583	631,891
FirstEnergy Corp.	7,872	349,123
NextEra Energy, Inc.	32,203	2,722,119
NRG Energy, Inc.	3,310	301,541
PG&E Corp.	33,832	668,859
Pinnacle West Capital Corp.	1,818	161,057
PPL Corp.	11,637	384,952
Southern Co.	17,177	1,549,022
Xcel Energy, Inc.	8,713	568,959
		12,682,613
Gas Utilities 0.0%
Atmos Energy Corp.	2,409	334,152
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,927	219,195
Vistra Corp.	5,381	637,864
		857,059
Multi-Utilities 0.7%
Ameren Corp.	4,102	358,761
CenterPoint Energy, Inc.	10,279	302,408
CMS Energy Corp.	4,783	337,823
Consolidated Edison, Inc.	5,474	570,008
Dominion Energy, Inc.	13,095	756,760
DTE Energy Co.	3,282	421,442
NiSource, Inc.	7,064	244,768
Public Service Enterprise Group, Inc.	7,886	703,510
Sempra	9,900	827,937
WEC Energy Group, Inc.	5,006	481,477
		5,004,894
Water Utilities 0.1%
American Water Works Co., Inc.	3,008	439,890
Total Common Stocks (Cost $235,300,047)		764,046,707

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.77% (a), 10/3/2024 (b) (Cost $239,936)	240,000	239,937

	Shares	Value ($)

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.93% (c) (Cost $4,074,923)	4,074,923	4,074,923

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $239,614,906)	100.0	768,361,567
Other Assets and Liabilities, Net	0.0	29,148
Net Assets	100.0	768,390,715
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (c) (d)
—	0 (e)	—	—	—	88	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.93% (c)
1,372,198	86,117,467	83,414,742	—	—	207,468	—	4,074,923	4,074,923
1,372,198	86,117,467	83,414,742	—	—	207,556	—	4,074,923	4,074,923

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/20/2024	15	4,270,347	4,360,687	90,340

Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$764,046,707	$—	$—	$764,046,707
Government & Agency Obligations	—	239,937	—	239,937
Short-Term Investments	4,074,923	—	—	4,074,923
Derivatives (b)
Futures Contracts	90,340	—	—	90,340
Total	$768,211,970	$239,937	$—	$768,451,907

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH3
R-080548-2 (1/25)